Cover	Jun. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2026
Entity File Number	001-42519
Entity Registrant Name	NusaTrip Incorporated
Entity Central Index Key	0002006468
Entity Tax Identification Number	99-2217461
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	28F AIA Central, Jl. Jend. Sudirman No.Kav. 48A, RT.5/RW.4,Karet, Semanggi,
Entity Address, Address Line Two	Kota Jakarta Selatan
Entity Address, City or Town	Daerah Khusus Ibukota
Entity Address, Country	ID
Entity Address, Postal Zip Code	12930
City Area Code	+62 21
Local Phone Number	5060 8747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NUTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false